Other disclosures - Summary of fair values of financial assets and liabilities (Details) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Financial assets held for trading	€ 286,941	€ 252,318
Non-trading financial assets mandatorily at fair value through profit or loss	8,058	7,761
Financial assets designated at fair value through profit or loss	7,884	8,046
Financial assets designated at fair value through other comprehensive income	75,371	74,612
Hedging derivatives (assets)	5,006	3,931
Financial liabilities held for trading	193,417	171,546
Financial liabilities designated at fair value through profit or loss	43,407	42,148
Hedging derivatives (liabilities)	4,494	4,248
Liabilities under insurance contracts	19,347	18,737
Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets held for trading	120,390	106,529
Non-trading financial assets mandatorily at fair value through profit or loss	2,647	2,407
Financial assets designated at fair value through profit or loss	2,857	2,860
Financial assets designated at fair value through other comprehensive income	53,995	52,589
Financial liabilities held for trading	34,617	37,192
Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets held for trading	158,735	139,293
Non-trading financial assets mandatorily at fair value through profit or loss	2,413	2,465
Financial assets designated at fair value through profit or loss	4,976	5,152
Financial assets designated at fair value through other comprehensive income	11,384	12,962
Hedging derivatives (assets)	5,006	3,924
Financial liabilities held for trading	157,680	133,490
Financial liabilities designated at fair value through profit or loss	43,279	42,148
Hedging derivatives (liabilities)	4,490	4,229
Liabilities under insurance contracts	19,103	18,510
Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets held for trading	7,816	6,496
Non-trading financial assets mandatorily at fair value through profit or loss	2,998	2,889
Financial assets designated at fair value through profit or loss	51	34
Financial assets designated at fair value through other comprehensive income	9,992	9,061
Hedging derivatives (assets)	0	7
Financial liabilities held for trading	1,120	864
Financial liabilities designated at fair value through profit or loss	128	0
Hedging derivatives (liabilities)	4	19
Liabilities under insurance contracts	€ 244	€ 227